Operations (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Aug. 11, 2023	Jan. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 11, 2023	Jul. 26, 2023
IfrsStatementLineItems [Line Items]
Share price	R$ 8.25		R$ 8.25
Total amount of distribution	R$ 4,530,661		R$ 5,131,439
Number of shares was liquidated						72,821,650
Equity reduction amount			9,861
Increase in net share capital			2,021,758
Payments for bonus			3,719,428
Acquisition percentage		100.00%
Payment for acquisition		R$ 1,004,484
Considering the cash acquired			93,034
Acquisitions of subsidiaries - effect on cash			911,450	R$ 18,031	R$ 501,886
Net operating revenue would increase			13,143
Net operating revenue			21,492,611
Net income would decrease			1,824
Net income			R$ 2,325,344
Copel [Member]
IfrsStatementLineItems [Line Items]
Number of primary shares issued						16,370,841
State Of Parana [Member]
IfrsStatementLineItems [Line Items]
Number of secondary shares sold						56,450,809
Primary And Secondary Distribution [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued							549,171,000
Primary Distribution [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	229,886,000		246,256,841
Number of shares issued, value	R$ 1,896,560		R$ 2,031,619
Secondary Distribution [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold	319,285,000		375,735,809
Number of shares sold, value	R$ 2,634,101		R$ 3,099,820